10. Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits
Employee Benefits

	2020	2019	2018
Wages and salaries	15,081	11,587	10,027
Social security costs	1,847	1,620	1,092
	16,928	13,207	11,119